Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 02, 2012
Acquisitions and Dispositions
Summary of the preliminary fair values of the assets acquired and liabilities assumed based on the acquisition

The following is a summary of the preliminary fair values of the assets acquired and liabilities assumed based on the acquisition (amounts in thousands):

Assets acquired:
Current assets, including cash and equivalents of $10,159	$16,010
Property, plant and equipment	481
Goodwill	357
Intangible assets	15,100
Other assets	35

Total assets acquired	31,983

Liabilities assumed:
Current liabilities	1,659
Other long-term liabilities	8,102

Total liabilities assumed	9,761

Noncontrolling interest	(12,222)

Net assets acquired	$10,000